Subsequent Event - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Mar. 01, 2021 shares	Feb. 25, 2021 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Lease Agreement Extension [Line Items]
Share based compensation by share based payment arrangement options exercised					7,490,999	6,783,333
Share based compensation by share based payment arrangement options granted					9,555,000	9,438,679
Share based compensation by share based payment arrangement options exercised exercise price per share | $ / shares					$ 2.54	$ 1.79
Date of expiry of stock options					Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Stock Options Granted And Exercised [member]
Lease Agreement Extension [Line Items]
Share based compensation by share based payment arrangement options exercised			633,334
Proceeds from exercise of stock options | $			$ 1,643,168
Share based compensation by share based payment arrangement options granted			250,000
Share based compensation by share based payment arrangement options exercised exercise price per share | $ / shares				$ 5.16
Date of expiry of stock options			February 16, 2026
Converison Of Convertible Instruments [member] | Two Thousand Sixteen And Seventeen Debentures [member]
Lease Agreement Extension [Line Items]
Stock issued during the period shares conversion of debt instruments	48,260,380
Potential ordinary share transactions [member] | Equity Financing On A Bought Deal Basis [Member]
Lease Agreement Extension [Line Items]
Common stock shares subscribed but not issued		33,400,000
Sale of stock issue price per share | $ / shares		$ 4.50
Potential ordinary share transactions [member] | Equity Financing On A Bought Deal Basis [Member] | Scenario Forecast [member]
Lease Agreement Extension [Line Items]
Proceeds from issue of stock | $		$ 150,000,000
Potential ordinary share transactions [member] | Overallotment [Member]
Lease Agreement Extension [Line Items]
Common stock shares subscribed but not issued		5,010,000